CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2025
CONVERTIBLE DEBT
CONVERTIBLE DEBT
5	CONVERTIBLE DEBT

On September 5, 2022, the Company entered into a Funding Agreement for an investment of EUR 8,770 (USD 8,700) with Lind in the form of a Convertible Debt with a face value of EUR 10,083 (USD 10,000), bearing interest at an inherent rate of 7.5% maturing 24 months after issuance. Net proceeds after deducting transaction fees were EUR 8,053. The face value of the Convertible Debt has a 24-month maturity date and can be paid in cash or be converted into common shares of the Company ("Shares") at a conversion price equal to 87.5% of the five-day volume weighted average price ("VWAP") immediately prior to each conversion. Shares issued upon conversion are subject to a 120-day lock-up period following deal close.

	Convertible debt	Derivative liability	Total
Balance as at January 1, 2024	2,445	471	2,916
Accretion expense	1,298	—	1,298
Loss on remeasurement of derivative liability	—	94	94
Gain on settlement of convertible debt	—	(169)	(169)
Shares issued upon exercise of convertible debt	(2,314)	(390)	(2,704)
Repayment of convertible debt	(1,377)	—	(1,377)
Effect of movement in exchange rates	(52)	(6)	(58)
Balance as at December 31, 2024	—	—	—

On August 7, 2024, the convertible debt has been settled in full.

For the year ended December 31, 2024, an accretion expense of EUR 1,298 was recognized in net interest expense and other financing charges in respect of the Host Debt component. For the year ending December 31, 2024, a loss on remeasurement of derivative liability of EUR 94 and a gain on settlement of convertible debt of EUR 169 were recognized in the consolidated statements of loss and comprehensive loss.

For the year ended December 31, 2024, and until the debt was settled in full, immediately prior to any conversion the embedded derivative liability is remeasured at fair value through profit or loss. Key valuation inputs and assumptions used are closing stock price on dates of conversion of between CAD 6.910 and 8.750, 5-day VWAP of between CAD 6.910 and 8.827, expected life of between 0.06 and 0.56 years, annual risk-free rate of between 5.17% and 5.54%.

For the year ended December 31, 2024, 504,215 shares were issued upon exercise of convertible debt representing USD 2,500 of the total face value of USD 10,000. The Company also elected to settle USD 1,500 of the debt in cash upon delivery of a cash in-lieu of shares conversion notice for a total of USD 1,545.

Derivative and host debt balances representing the fair value of the converted debt are subsequently transferred to the share capital account in the consolidated statements of changes in equity. Upon exercise, during the year ended December 31, 2024, EUR 2,314 was transferred from the host debt liability and EUR 390 from derivative liability, respectively, to share capital in the consolidated statements of changes in equity for a total of EUR 2,704.